Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock
Convertible Preferred Stock

Note 10 - Convertible Preferred Stock

On December 23, 2020, the SharpLink, Inc. board authorized the establishment and designation of 900 shares of 8% convertible preferred stock (“Series A preferred stock”) at $0.10 par value. Additionally, the SharpLink, Inc. board reserved 415,000 shares of common stock issuable upon the conversion of the shares of Series A preferred stock. On December 23, 2020, SharpLink, Inc. entered into a securities purchase agreement with an investor to issue 200 shares of Series A preferred stock for $2,000,000 (“First Tranche”).

Terms of the Series A Preferred Stock are as follows:

Voting – Series A preferred stock has equal rights to vote on all matters submitted to a vote of the Ordinary Shares (on an as-converted basis, but only up to the number of votes equal to the number of Ordinary Shares into which the Preferred Shares would be convertible pursuant to the Beneficial Ownership Limitation), however, without the affirmative vote of the majority of the outstanding shares of Series A preferred stock, SharpLink, Inc. cannot (a) alter or change adversely the powers, preferences or rights given to the Series A preferred stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A preferred stock, or (e) enter into any agreement with respect to any of the above.

Dividends – Holders of each share of Series A preferred stock shall be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Series A preferred stock and on each conversion date in cash, or at SharpLink, Inc.’s option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock, or a combination thereof.

Liquidation – Upon any liquidation, dissolution or winding-up of SharpLink, Inc., whether voluntary or involuntary, Series A preferred stock holders shall be entitled to receive out of the assets an amount equal to the stated value of $100 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series A preferred stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series A preferred stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series A preferred stock by the conversion price, $22.80 per share. The conversion price would be reduced if SharpLink, Inc. issues common stock at a price lower than the conversion price or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. As defined in the certificate of designations of the Series A preferred stock and upon the date the SharpLink common stock is listed or quoted on any trading market (the “Going Public Transaction,”), all outstanding shares of Series A preferred stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series A preferred stock by the conversion price.

Second Tranche – Immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder not less than $5,000,000 of preferred stock.

Commitment Fee – Immediately following the Second Tranche, SharpLink, Inc. shall issue preferred stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital.

Redemption – SharpLink, Inc. shall redeem all of the outstanding shares of Series A preferred stock if SharpLink, Inc. has not completed the Going Public Transaction by December 23, 2021. SharpLink, Inc. would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full. SharpLink, Inc. accretes the carrying value of the Series A preferred stock to the full redemption value ratably until December 23, 2021.

On June 15, 2021, the Company entered into the first amendment to the securities purchase agreement, which amended the following terms:

Second Tranche – Amended to provide that immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder Series B preferred stock for $6,000,000.

Commitment Fee – Amended to provide that immediately following the Second Tranche, SharpLink, Inc. shall issue Series A-1 Preferred Stock equal to 3% of the issued and outstanding capital of the Company.

On July 23, 2021, the Company entered into the second amendment to the securities purchase agreement, which amended the following terms:

Second Tranche – Amended to provide that immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder 276,582 shares of Series B preferred stock for $6,000,000.

On July 26, 2021, the Company’s board authorized the establishment and designation of 52,502 shares of Series A-1 Preferred Stock at $0.10 par value.

Terms of the Series A-1 Preferred Stock are as follows:

Voting – Series A-1 Preferred Stock has equal rights to vote on all matters submitted to a vote of the Ordinary Shares (on an as-converted basis, but only up to the number of votes equal to the number of Ordinary Shares into which the Preferred Shares would be convertible pursuant to the Beneficial Ownership Limitation), however, without the affirmative vote of the majority of the outstanding shares of Series A-1 Preferred Stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series A-1 Preferred Stock, authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A-1 Preferred Stock, or (e) enter into any agreement with respect to any of the above.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series A-1 Preferred Stock holders shall be entitled to receive out of the assets an amount equal to the stated value of $16.246 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series A-1 Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series A-1 Preferred Stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series A-1 Preferred Stock by the conversion price, $16.246 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series A-1 preferred stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series A-1 Preferred Stock by the conversion price.

Redemption – The Company shall redeem all of the outstanding shares of Series A-1 Preferred Stock if the Company has not completed the Going Public Transaction by July 26, 2022. The Company would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full.

On July 26, 2021, the Company’s board authorized the establishment and designation of 276,582 shares of Series B Convertible Preferred Stock (“Series B Preferred Stock”) at $0.10 par value.

Terms of the Series B Preferred Stock are as follows:

Voting – Series B Preferred Stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series B Preferred Stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series B preferred stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series B Preferred Stock, or (e) enter into any agreement with respect to any of the above.

Dividends – Holders of each share of Series B Preferred Stock shall be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Series B Preferred Stock and on each conversion date in cash, or at the Company’s option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock, or a combination thereof. In accordance with the Series B preferred stock terms, dividends of Series A-1 preferred stock are accrued on a quarterly basis, within additional paid in capital. A total of 7,129 shares at a value of $326,142 have been accrued in additional paid in capital as of the year ended June 30, 2023.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series B Preferred Stock holders shall be entitled to receive out of the assets an amount equal to the stated value of $16.246 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series B Preferred Stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series B Preferred Stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series B Preferred Stock by the conversion price, $16.246 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series B Preferred Stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series B Preferred Stock by the conversion price.

Redemption – The Company shall redeem all of the outstanding shares of Series B Preferred Stock if the Company has not completed the Going Public Transaction by July 26, 2022. The Company would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full.

Anti-Dilution Adjustment – If and whenever the Company issues of sells ordinary shares for a consideration price that is less than the Series B Preferred Shares Conversion Price, then immediately after such Dilutive Issuance, the Conversion Price of the Series B Preferred Shares shall be reduced to equal the Discounted Per Share Ordinary Share Purchase Price and the holders are entitled to receive a number of conversion shares, but in no event shall the Conversion Price become lower than the greater of (i) $2.00 or (ii) 20% of the closing price on the Trading Day immediately prior to the Effective Date.

On July 26, 2021, SharpLink, Inc. completed the MTS Merger, changed its name to SharpLink Gaming Ltd. and commenced trading on NASDAQ under the ticker symbol “SBET.” The MTS Merger was effectuated by a share exchange in which MTS issued shares to SharpLink, Inc. stockholders, resulting in SharpLink, Inc. stockholders owning approximately 86% of the capital stock of SharpLink on a fully diluted, as-converted basis. The exchange ratio used to determine the number of shares issued to SharpLink, Inc. shareholders was 13.352, which was calculated pursuant to the terms of the MTS Merger Agreement.

At the Company’s Extraordinary General Meeting of Shareholders held on July 21, 2021, the Company’s shareholders approved an Amended and Restated Articles of Association, which was effective upon consummation of the MTS Merger reflecting the reverse stock split at a ratio of one-to-two (1:2), which became effective on July 26, 2021 immediately prior to the effectiveness of the MTS Merger.

The MTS Merger represented a Going Public Transaction. Immediately prior to the MTS Merger, the outstanding shares of SharpLink, Inc. Series A Preferred Stock were exchanged for 123,096 shares of SharpLink, Inc. Series A-1 Preferred Stock. Additionally, the holder of the Series A Preferred Stock received 70,099 shares of SharpLink, Inc. Series A-1 Preferred Stock to settle the commitment fee and 369,286 shares of SharpLink, Inc. Series B Preferred Stock in exchange for $6,000,000 to settle the second tranche commitment.

Subsequent to the MTS Merger, the holder of the Series A-1 Preferred Stock and Series B Preferred Stock converted 193,195 and 356,805 shares, respectively, to ordinary shares of the Company, each at a 1:1 ratio. The Company had total shares outstanding of 7,130 and 6,630 Preferred Series A-1 and 12,481 and 12,481 shares of Series B Preferred Stock as of June 30, 2023 and December 31 2022, respectively.

Deemed Dividend – On February 14, 2023, the Company executed an SPA with a current shareholder of the Company (see Note 8) which triggered the anti-dilution adjustment for Series B Preferred Shares. As such, the Company recognized a deemed dividend of $48,633 for an additional 16,486 shares in incremental share value as an adjustment to accumulated deficit and additional paid in capital for the period ended June 30, 2023.

Note 9 – Convertible Preferred Stock

On December 23, 2020, the SharpLink, Inc. board authorized the establishment and designation of 900 shares of 8% convertible preferred stock (“Series A preferred stock”) at $0.10 par value. Additionally, the SharpLink, Inc. board reserved 415,000 shares of common stock issuable upon the conversion of the shares of Series A preferred stock. On December 23, 2020, SharpLink, Inc. entered into a securities purchase agreement with an investor to issue 200 shares of Series A preferred stock for $2,000,000 (“First Tranche”).

Terms of the Series A preferred stock are as follows:

Voting – Series A preferred stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series A preferred stock, SharpLink, Inc. cannot (a) alter or change adversely the powers, preferences or rights given to the Series A preferred stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A preferred stock, or € enter into any agreement with respect to any of the above.

Dividends – Holders of each share of Series A preferred stock shall be entitled to receive cumulative dividends at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Series A preferred stock and on each conversion date in cash, or at SharpLink, Inc.’s option, in duly authorized, validly issued, fully paid and non-assessable shares of common stock, or a combination thereof.

Liquidation – Upon any liquidation, dissolution or winding-up of SharpLink, Inc., whether voluntary or involuntary, Series A preferred stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $100 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series A preferred stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series A preferred stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series A preferred stock by the conversion price, $22.80 per share. The conversion price would be reduced if SharpLink, Inc. issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series A preferred stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series A preferred stock by the conversion price.

Second Tranche – Immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder not less than $5,000,000 of preferred stock.

Commitment Fee –Immediately following the Second Tranche, SharpLink, Inc. shall issue preferred stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital.

Redemption – SharpLink, Inc. shall redeem all of the outstanding shares of Series A preferred stock if SharpLink, Inc. has not completed the Going Public Transaction by December 23, 2021. SharpLink, Inc. would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full. SharpLink, Inc. accretes the carrying value of the Series A preferred stock to the full redemption value ratably until December 23, 2021.

On June 15, 2021, SharpLink, Inc. entered into the first amendment to the securities purchase agreement, which amended the following terms:

Second Tranche – Amended to provide that immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder Series B preferred stock for $6,000,000.

Commitment Fee – Amended to provide that immediately following the Second Tranche, SharpLink, Inc. shall issue Series A-1 preferred stock equal to 3% of the issued and outstanding capital of the Company.

On July 23, 2021, SharpLink, Inc. entered into the second amendment to the securities purchase agreement, which amended the following terms:

Second Tranche – Amended to provide that immediately prior to completing the Going Public Transaction, SharpLink, Inc. shall sell to the current Series A preferred stock shareholder 276,582 shares of Series B preferred stock for $6,000,000.

On July 26, 2021, the Company’s board authorized the establishment and designation of 52,502 shares of Series A-1 Convertible preferred stock (“Series A-1 preferred stock”) at $0.10 par value.

Terms of the Series A-1 preferred stock are as follows:

Voting – Series A-1 Preferred Stock has equal rights to vote on all matters submitted to a vote of the Ordinary Shares (on an as-converted basis, but only up to the number of votes equal to the number of Ordinary Shares into which the Preferred Shares would be convertible pursuant to the Beneficial Ownership Limitation), however, without the affirmative vote of the majority of the outstanding shares of Series A-1 Preferred Stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series A-1 Preferred Stock, authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series A-1 Preferred Stock, or (e) enter into any agreement with respect to any of the above.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series A-1 preferred stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $16.246 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series A-1 preferred stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series A-1 preferred stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series A-1 preferred stock by the conversion price, $16.246 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price, or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series A-1 preferred stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series A-1 preferred stock by the conversion price.

Redemption – The Company shall redeem all of the outstanding shares of Series A-1 preferred stock if the Company has not completed the Going Public Transaction by July 26, 2022. The Company would be required to redeem at the aggregate stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full.

On July 26, 2021, the Company’s board authorized the establishment and designation of 276,582 shares of Series B convertible preferred stock (“Series B preferred stock”) at $0.10 par value.

Terms of the Series B preferred stock are as follows:

Voting – Series B preferred stock shall have no voting rights, however, without the affirmative vote of the majority of the outstanding shares of Series B preferred stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series B preferred stock, (b) authorize or create any class of stock ranking in priority to as to dividends, redemption or distribution of assets upon a liquidation, (c) amend its articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series B preferred stock, or (e) enter into any agreement with respect to any of the above.

Dividends – Holders of each share of Series B preferred stock shall be entitled to receive cumulative dividends until the second anniversary of the Original Issue date of July 26, 2021 at the rate per share (as a percentage of the stated value per share) of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the issuance of such share of Series B preferred stock and on each conversion date in cash, or at the Company’s option, in duly authorized, validly issued, fully paid and non-assessable shares of preferred A-1 shares, or a combination thereof. In accordance with the Series B preferred stock terms, dividends of Series A-1 preferred stock are accrued on a quarterly basis, within additional paid in capital. A total of 6,630 shares at a value of $324,495 have been accrued in additional paid in capital as of the year ended December 31, 2022.

Liquidation – Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, Series B preferred stock holders shall be entitled to receive out of the assets an amount equal to the Stated Value of $16.246 per share, plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due (the preferred liquidation preference), for each share of Series B preferred stock before any distribution or payment shall be made to the holders of any Junior Securities.

Conversion – Each share of Series B preferred stock shall be convertible, at any time and from time to time from and after the original issue date at the option of the holder, into that number of shares of common stock determined by dividing the stated value of such share of Series B preferred stock by the conversion price $16.46 per share. The conversion price would be reduced if the Company issues common stock at a price lower than the conversion price or issues an instrument granting the holder rights to purchase common stock at a price lower than the conversion price. Upon the closing of the Going Public Transaction all outstanding shares of Series B preferred stock shall automatically be converted into that number of shares of common stock, subject to a beneficial ownership limitation of 9.99%, determined by dividing the stated value of such share of Series B preferred stock by the conversion price.

Redemption – The Company shall redeem all of the outstanding shares of Series B preferred stock if the Company has not completed the Going Public Transaction by July 26, 2021. The Company would be required to redeem at the aggregate December 31, 2022, and 2021 stated value, plus accrued but unpaid dividends, all liquidated damages. Interest shall accrue at the lesser of 12% per annum or the maximum rate permitted by applicable law until the amount is paid in full.

Anti-Dilution Adjustment – If and whenever the Company issues of sells ordinary shares for a consideration price that is less than the Series B Preferred Shares Conversion Price, then immediately after such Dilutive Issuance, the Conversion Price of the Series B Preferred Shares shall be reduced to equal the Discounted Per Share Ordinary Share Purchase Price and the holders are entitled to receive a number of conversion shares, but in no event shall the Conversion Price become lower than the greater of (i) $2.00 or (ii) 20% of the closing price on the Trading Day immediately prior to the Effective Date.

On July 26, 2021, SharpLink, Inc. completed its merger with Mer Telemanagement Solutions Ltd. (“MTS”) (the “MTS Merger”) and changed its name to SharpLink Gaming Ltd. and commenced trading on NASDAQ under the ticker symbol “SBET.” The MTS Merger was effectuated by a share exchange in which MTS issued shares to SharpLink, Inc. shareholders, resulting in SharpLink, Inc. shareholders owning approximately 86% of the capital stock of SharpLink Gaming Ltd., on a fully-diluted, as-converted basis. The exchange ratio used to determine the number of shares issued to SharpLink, Inc. shareholders was 13.352, which was calculated pursuant to the terms of the Merger Agreement.

At the Company’s Extraordinary General Meeting of Shareholders held on July 21, 2021, the Company’s shareholders approved an Amended and Restated Articles of Association, which was effected upon consummation of the MTS Merger. The Amended and Restated Articles of Association increased the registered share capital to 9,290,000 ordinary shares, 80,000 shares of Series A preferred stock, 260,000 shares of Series A-1 preferred stock and 370,000 shares of Series B preferred stock, each at a par value of $0.20, reflecting the reverse stock split at a ratio of 1-to-2, which became effective on July 26, 2021 immediately prior to the effectiveness of the MTS Transaction.

The terms of the Series A preferred stock, Series A-1 preferred stock and Series B preferred stock authorized by the Company are consistent with the terms of the SharpLink, Inc. Series A preferred stock, Series A-1 preferred stock and Series B preferred stock.

The Company’s equity structure was adjusted for all periods presented in the consolidated statements of shareholders’ equity using the exchange ratio established in the Merger Agreement to reflect the number of shares of the legal parent (the accounting acquiree) issued in the reverse acquisition. Ordinary share par value and additional paid-in capital was adjusted for all periods presented in the consolidated statements of shareholders’ equity to reflect the new par value of ordinary shares after the 1-to-2 reverse stock split.

The MTS Merger represented a Going Public Transaction. Immediately prior to the MTS Merger, the outstanding shares of the SharpLink, Inc. Series A preferred stock were exchanged for 123,096 shares of Series A-1 preferred stock in the Company. Additionally, the holder of the Series A preferred stock received 70,099 shares of Series A-1 preferred stock in the Company to settle the commitment fee and 369,287 shares of Series B preferred stock in the Company in exchange for $6,000,000 to settle the second tranche commitment.

Subsequent to the July 2021 MTS Merger, the holder of the Series A-1 preferred stock and Series B preferred stock converted 193,195 and 356,806 shares, respectively, to ordinary shares of the Company, each at a 1:1 ratio. Subsequent to the conversion, the holder maintained 12,481 shares of Series B preferred stock through the year ended December 31, 2021, which accrued dividends in Series A-1 preferred stock amounting to 5,474 outstanding as of December 31, 2021. During 2022, the Series B preferred stock accrued additional dividends in Series A-1 preferred stock of 1,156, for total shares outstanding of 6,630 Preferred Series A-1 and 12,481 shares of Series B Preferred Stock as of December 31 2022.